Future Minimum Rent - Future Minimum Rental Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013	$ 228,236
2014	215,606
2015	201,224
2016	185,694
2017	164,542
Thereafter	749,786
Total	$ 1,745,088